Capital Structure, Financial Risk and Related Items - Treasury Shares (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) item shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 DKK (kr) shares	Mar. 29, 2019 DKK (kr) shares	Mar. 28, 2017 DKK (kr)	Mar. 17, 2016 DKK (kr) shares
Number of shares
Number of shares at beginning of period | shares	3,277,500
Number of shares at end of period | shares		3,277,500
Share capital
Share capital, at beginning of period	kr 65,100,000	kr 61,500,000	kr 61,200,000
Purchase of treasury shares			146,000,000
Share capital, at end of period	kr 65,500,000	kr 65,100,000	kr 61,500,000
Cost
Number of authorization | item	2
Nominal value of shares repurchases					kr 500,000
Treasury shares [Member]
Number of shares
Number of shares at beginning of period | shares	163,921	177,550	100,000
Purchase of treasury shares. | shares	0	0	125,000
Shares used for funding RSU program | shares	(31,815)	(13,629)	(47,450)
Number of shares at end of period | shares	132,106	163,921	177,550
Share capital
Share capital, at beginning of period	kr 200,000	kr 200,000	kr 100,000
Purchase of treasury shares			100,000
Shares used for funding RSU program	(100,000)
Share capital, at end of period	kr 100,000	kr 200,000	kr 200,000
Proportion of share capital
Proportion of share capital, at beginning of period	0.30%	0.30%	0.20%
Proportion of share capital on purchase of treasury shares			0.20%
Proportion of share capital on shares used for funding RSU program	(0.10%)		(0.10%)
Proportion of share capital, at end of period	0.20%	0.30%	0.30%
Cost
Cost, at beginning of period	kr 192,000,000	kr 208,000,000	kr 118,000,000
Purchase of treasury shares			146,000,000
Shares used for funding RSU program	(50,000,000)	(16,000,000)	(56,000,000)
Cost at end of period	kr 142,000,000	kr 192,000,000	kr 208,000,000
RSUs
Number of shares
Purchase of treasury shares. | shares			125,000
Proportion of share capital
Proportion of share capital on purchase of treasury shares			0.20%
Cost
Purchase of treasury shares			kr 146,000,000
First authorization
Cost
Number of shares authorized to be repurchased | shares						500,000
Nominal value of shares repurchases						kr 500,000
Share repurchased | shares	225,000
Share repurchased amount	kr 225,000
Shares available for repurchase | shares	775,000
Shares available for repurchase amount	kr 775,000
Second authorization
Cost
Number of shares authorized to be repurchased | shares				500,000
Nominal value of shares repurchases				kr 500,000